Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS - OPERATING ACTIVITIES:
Net cash used for operating activities (see Appendix A)	$ (3,016)	$ (4,982)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(7)	(30)
Installation of production line	(2,090)	(108)
Investment in Joint venture		(74)
Restricted deposits and interest received, net	87
Net cash used for investing activities	(2,010)	(212)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net	6,038	7,174
Repayment of bank loan and interest thereon		(5)
Payments with respect to lease liabilities and interest thereon	(319)	(284)
Repayment of royalties’ liability	(17)	(24)
Amounts recognized as liability for royalties	6	28
Net cash provided by financing activities	5,708	6,889
NET INCREASE IN CASH AND CASH EQUIVALENTS	682	1,695
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(450)	(831)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	6,508	8,280
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	6,740	9,144
A. NET CASH USED FOR OPERATING ACTIVITIES
Loss for the period	(5,144)	(3,951)
Adjustments for:
Depreciation	65	121
Amortization of right-of-use assets	275	273
Royalty obligation initial recognition and adjustment	(130)	86
Provision	(8)	24
Share in loss of joint venture		29
Other income		(80)
Fair value adjustment of share options’ liability		(178)
Other financial expenses, net	254	46
Share-based payment	1,409	728
Total adjustments	(3,279)	(2,902)
Changes in operating working capital:
Increase in trade and other receivables	(353)	(709)
Decrease (increase) in inventory	301	(243)
Increase (decrease) in deferred revenues and trade and other payables	315	(1,128)
Net cash used for operating activities	(3,016)	(4,982)
B. NON-CASH INVESTMENT AND FINANCING ACTIVITIES:
Recognition of Lease liability and right-of-use asset	143	449
Derecognition of lease liability		1,512
Derecognition of right of use asset		1,432
Borrowing costs capitalized	72
Issuance of shares and warrants in exchange of accrued and unpaid CEO salary	225
C. INTEREST PAYMENTS (included in financing activities items)	45	33
D. INTEREST INCOME (included in investing activities items)	$ 90